Annual Total Returns - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - SelectPortfoliosGroup1-ConsumerDiscretionarySector-ComboPRO - Select Retailing Portfolio - Select Retailing Portfolio
Apr. 29, 2023
Bar Chart Table:
Annual Return 2013	43.93%
Annual Return 2014	12.02%
Annual Return 2015	18.41%
Annual Return 2016	4.43%
Annual Return 2017	25.82%
Annual Return 2018	4.62%
Annual Return 2019	26.32%
Annual Return 2020	44.33%
Annual Return 2021	18.16%
Annual Return 2022	(29.44%)